SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Building	46 years
Computer equipment and application software	2-3 years
Furniture and vehicles	5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Disaggregation of Revenue [Table Text Block]
The Company's revenues include revenue from its used car sales, revenue from IVAS and others as well as revenue related to its finance services. The following table illustrates the Company’s revenue disaggregated by segments:

	Years ended December 31,
	2016	2017	2018
Renren	$18,097	$21,931	$19,122
Auto Group	29,384	152,693	479,076
Total	$47,481	$174,624	$498,198

The following table presents the Company’s revenues disaggregated by revenue types.

	Years ended December 31,
	2016	2017	2018
Automobile sales	$—	$121,084	$467,232
IVAS and others	18,164	24,271	28,510
Financing income	29,317	29,269	2,456
Total	$47,481	$174,624	$498,198